Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net (loss) income	$ (52,548)	$ (58,023)	$ 67,823
Non-cash items:
Depreciation and amortization	118,514	100,481	104,149
(Gain) loss on sale of vessels (note 20)	(170)	12,984	20,594
Unrealized gain on derivative instruments (note 12)	(579)	(937)	(9,679)
Equity (income) loss (note 7)	(1,220)	25,370	(7,680)
Other	11,664	8,093	9,943
Change in operating assets and liabilities (note 17)	(54,952)	6,590	30,004
Expenditures for dry docking	(27,972)	(14,069)	(8,608)
Net operating cash flow	(7,263)	80,489	206,546
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	81,397	232,825	906,149
Repayments of long-term debt	(165,365)	(109,006)	(162,092)
Prepayment of long-term debt	(137,717)	(443,796)	(979,877)
Proceeds from financing related to sales and leasebacks (note 11)	241,339	153,000	0
Scheduled repayments of obligations related to capital leases (note 11)	(14,958)	(4,090)	0
Return of capital to Teekay Corporation (note 4)	0	0	(15,000)
Cash dividends paid	(8,052)	(20,679)	(46,847)
Proceeds from equity offerings, net of offering costs (note 5)	0	8,521	7,558
Proceeds from issuance of common stock, net of share issuance costs (note 5)	0	5,000	0
Other	(92)	(241)	(744)
Net financing cash flow	(3,448)	(178,466)	(290,853)
INVESTING ACTIVITIES
Proceeds from the sales of vessels and equipment (note 20)	589	52,131	27,550
Expenditures for vessels and equipment	(5,827)	(4,732)	(9,226)
Net investing cash flow	(4,492)	78,780	21,824
Decrease in cash, cash equivalents and restricted cash	(15,203)	(19,197)	(62,483)
Cash, cash equivalents and restricted cash, beginning of the year	75,710	94,907	157,390
Cash, cash equivalents and restricted cash, end of the year (note 17d)	60,507	75,710	94,907
TIL
INVESTING ACTIVITIES
Cash acquired in TIL acquisition, net of transaction fees (note 23)	0	30,831	0
High-Q Joint Venture
INVESTING ACTIVITIES
Loan repayments from equity-accounted for investment (note 7)	0	550	3,500
Gemini Tankers L.L.C.
INVESTING ACTIVITIES
Return of capital from equity-accounted for investments	$ 746	$ 0	$ 0